INVESTMENT IN ASSOCIATE AND CONVERTIBLE NOTE RECEIVABLE (Details) - Associate: Stimunity S.A. [Member]	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Name	Associate: Stimunity S.A.
Principal Activity	Biotechnology
Place of Incorporation and principal place of business	Paris, France
Voting rights held	48.90%	44.00%